Exhibit 99.6

Loan Number	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
1709010006	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	196167.9	7.99	1462.47	3335.72	09/01/2017	08/01/2017	08/03/2017	08/31/2017		100	100.11	111.19	91.72	1	0	0	0	000000000100	Yes	No	N/A	N/A		No	No	Yes	09/23/2016	09/12/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010010	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2017. Borrower inquired about a fee listed online in the amount of $1,530.79 and they received cancellation notice for their hazard insurance that was due 05/17/2017. Servicer received call from borrower on 01/17/2017 disputing the late fee and was advised to put request in writing; there was no evidence a written dispute was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	408481.19	8.49	3190.74	0	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100	100	1113.81	852.02	2	0	0	0	000000000101	Yes	No	N/A	N/A		No	No	Yes	09/12/2016	09/06/2017	Yes	05/25/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010020	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017. Servicer completed welcome call with borrower and borrower had no questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	643932.89	8.99	5185.18	3750.98	09/01/2017	08/01/2017	08/15/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/30/2017	Yes	05/24/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No	n/a	0	N/A						n/a										No																				No			No
1709010022	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2017. Borrower requested an ACH form to be sent and scheduled multiple payments reinstating the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	409123.31	8.49	3195.73	0	09/01/2017	08/01/2017	08/28/2017	08/31/2017		152.15	142.74	95.16	71.37	1	1	0	0	0000021NNNNN	Yes	No	N/A	N/A		No	No	Yes	01/12/2017	09/28/2017	Yes	04/07/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010033	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017. Welcome call was completed by servicer and borrower stated they would complete payment on the website on 06/23/2017. Authorization was received to call borrowers' cell.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	292016.06	8.99	2351.42	2868.43	09/01/2017	08/01/2017	08/04/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	10/03/2017	Yes	06/21/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010038	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2017. The borrower called in to make a payment. The borrower stated the reason for default was because the statements do not indicate the amounts applied to principal and interest. The servicer advised the statements do not include that information as the total interest paid is provided on the year end 1098 form. The servicer also advised the borrower if they wanted to see any loan information they could log in online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	737259.9	7.74	5303.5	6024.62	09/01/2017	08/01/2017	08/09/2017	08/31/2017		100	116.67	77.78	58.33	1	1	0	0	0000021NNNNN	Yes	No	N/A	N/A		No	No	Yes	01/20/2017	09/05/2017	Yes	04/13/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010048	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 09/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017. The borrower was transferred to the wrong department and the agent was unable to forward the call to the correct department. No further information was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	107674.24	9.49	907.33	0	09/01/2017	08/01/2017	09/11/2017	08/31/2017		100	100	66.67	50	0	0	0	0	000000NNNNNN	No	No	N/A	N/A		No	No	Yes	02/22/2017	05/22/2017	Yes	04/05/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010062	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	146157.8	8.99	1176.91	1965.25	09/01/2017	08/01/2017	08/07/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	05/30/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010068	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017. A car hit the property and the walls were damaged, the borrower needed to know where to send the claim check to be endorsed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism. A hazard claim was filed on 06/01/2017 due to a car hitting the property estimated at $16195.03. On 08/02/2017 the adjuster stated there is no structural damage, just walls, drywall, vinyl, windows and wood. A check was sent out on 08/10/2017. The claim is pending a settlement letter. The damage repair amount is estimated at $16,195.03. Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There is an ongoing hazard claim and there is no structural damage.	Yes	0	109836.05	9.49	924.14	0	09/01/2017	08/01/2017	08/09/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/11/2017	Yes	08/02/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010071	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2017. Borrower authorized third party for life of the loan and scheduled a speed pay for 08/11/2017 as they were unable to access their account online. Servicer received call from borrower stating they were couldn't make payment on this investment property and called to scheduled one. Welcome call was completed on 05/24/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	143262.59	8.99	1153.6	3776.11	09/01/2017	08/01/2017	08/11/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	10/03/2017	Yes	08/11/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010072	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2017. The servicer provided the authorized third party with the wire instruction on 05/31/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	489101.33	8.49	3764.2	4840.75	09/01/2017	08/01/2017	08/01/2017	08/31/2017		66.67	33.33	22.22	16.67	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	09/07/2017	Yes	05/31/2017	No	UTD			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010085	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	179552.78	8.24	1350.26	1699.1	09/01/2017	08/01/2017	08/14/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	07/11/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010092	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	153694.13	7.99	1138.09	2218.18	10/01/2017	09/01/2017	08/29/2017	08/31/2017		124.67	62.34	41.56	31.17	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	08/23/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010101	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2017. Borrower uploaded flood insurance policy and wanted lender placed insurance removed. Borrower hung up before call could be transferred but request to remove insurance was placed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area affected by Hurricane Irma; however, the updated comments do not reflect any property damage or borrower contact since the area was declared a FEMA disaster area.	Yes	0	602401.72	8.99	4850.75	6400.68	09/01/2017	08/01/2017	08/09/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	10/03/2017	Yes	06/22/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010117	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2017. The borrower contacted the servicer on 05/15/2017 to verify that the loan is reported to the credit bureaus. The servicer advised to send a written request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	85834.03	8.24	645.48	2757.04	09/01/2017	08/01/2017	08/01/2017	08/31/2017		99.98	49.99	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	05/30/2017	Yes	05/15/2017	No	UTD			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010123	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 09/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017. Borrower called, was advised of total amount due, accepted payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	111833.07	9.49	940.94	0	09/01/2017	08/01/2017	09/08/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	10/03/2017	Yes	06/01/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No																			No																				No			No
1709010144	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 07/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2017. Borrower advised of online access.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	176122.95	9.24	1449.92	5521.93	09/01/2017	08/01/2017	07/31/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	07/22/2017	Yes	05/02/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010147	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	160969.08	8.74	1267.4	0	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100.01	50	33.34	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	08/09/2017	No		No	Employed-Origination Employer			Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010150	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2017. Servicer contacted borrower to discuss account. Borrower advised they were too busy to speak at this time and advised if they had any questions they would contact the servicer. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	76843.66	7.99	564.46	876.48	09/01/2017	08/01/2017	08/01/2017	08/31/2017		66.67	33.33	22.22	16.67	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	06/20/2017	Yes	05/16/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No									n									No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010152	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	99850.96	9.49	840.12	966.42	09/01/2017	08/01/2017	08/11/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/11/2017	No		No	Employed-Origination Employer			Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010160	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017. Contacted borrower for welcome call, updated contact information and added email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	139685.72	7.49	977.94	4036.74	09/01/2017	08/01/2017	08/08/2017	08/31/2017	xxxx - New loan	100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	10/03/2017	Yes	05/24/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010163	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2017. The borrower called in to confirm payment amount and due date so bill can be paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The subject property is located in an area affected by Hurricane Irma; the borrower stated that the subject property sustained only minor non-claimable damage, which they have already repaired.	Yes	0	174607.14	7.49	1222.43	8837.44	09/01/2017	08/01/2017	08/11/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	10/03/2017	Yes	06/29/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010166	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 05/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017. The borrower advised that he made a payment to catch the account up. The borrower made a payment for $944.80 for 07/13/2017 via speed-pay. .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	264681.47	8.74	2085.22	0	10/01/2017	09/01/2017	05/18/2017	08/31/2017		133.33	66.67	44.44	33.33	1	0	0	0	001NNNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	05/12/2017	09/07/2017	Yes	07/12/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010170	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2017. The borrower called in returning call of rep unable to determine reason for call advised eescott of return call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	208915.84	7.49	1466.91	0	10/01/2017	09/01/2017	08/29/2017	08/31/2017		136.64	84.99	56.66	42.49	0	0	0	0	0000NNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/17/2017	06/27/2017	Yes	05/23/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010175	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	139791.35	9.49	1176.17	2412.66	09/01/2017	08/01/2017	08/03/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	06/07/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010177	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	286355.74	7.49	2004.78	0	09/01/2017	08/01/2017	08/03/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	08/03/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010183	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2017. Called the borrower, welcome call complete.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	593851.61	8.24	4465.85	0	09/01/2017	08/01/2017	08/18/2017	08/31/2017		100	50	33.33	25	1	0	0	0	001NNNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	05/12/2017	09/06/2017	Yes	07/26/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	15							Corporate Advances										No																				No			No
1709010190	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017. The servicer informed the borrower on 06/07/2017 that the username coincides the e-mail address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The subject property is located in an area affected by Hurricane Harvey; however, the updated comments do not reflect any property damage or borrower contact since the area was declared a FEMA disaster area.	Yes	0	97747.07	6.74	644.05	1995.34	09/01/2017	08/01/2017	08/01/2017	08/31/2017		171.76	85.88	57.25	42.94	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	10/03/2017	Yes	06/07/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010192	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017. The borrower's welcome call was completed. The borrower had no questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	598781.69	7.99	4398.41	0	09/01/2017	08/01/2017	08/08/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/17/2017	09/06/2017	Yes	05/24/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010199	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2017. Welcome call to the borrower also sent legal welcome letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	127205.22	8.49	979.46	1615.97	09/01/2017	08/01/2017	08/09/2017	08/31/2017		102.08	51.04	34.03	25.52	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	10/03/2017	Yes	05/16/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010211	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	113181.12	8.24	851.14	3327.21	09/01/2017	08/01/2017	08/02/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	10/03/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010213	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2017. Borrower called to get fax number to fax tax bill to servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	239380.26	8.24	1801.35	0	10/01/2017	09/01/2017	08/21/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/01/2017	07/26/2017	Yes	07/05/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010219	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017. Welcome call was completed and borrower wanted to set up auto pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	132801.76	9.49	1117.37	1811.43	09/01/2017	08/01/2017	08/16/2017	08/31/2017	One insufficient transaction occurred due to invalid account number.	100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	08/24/2017	Yes	05/24/2017	No	Employed-Origination Employer			Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	15	Yes			0			Corporate Advances										No																				No			No
1709010243	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017. Borrower called to verify taxes were paid and the date. Representative transferred call to Commercial Department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	92247.12	8.99	742.81	887.5	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	08/01/2017	Yes	08/01/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010247	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2017. Borrower called in to make payment and was advised the fee would be $19, borrower indicated will mail in payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	157252.65	9.24	1294.57	0	09/01/2017	08/01/2017	08/02/2017	08/31/2017		66.67	33.33	22.22	16.67	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	08/03/2017	Yes	05/30/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010256	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	684925.48	8.24	5150.74	3806.72	09/01/2017	08/01/2017	08/04/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/06/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010270	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2017. Borrower called about payment. Representative advised payment rolled forward a month due to funding date. Representative advised next due date of 09/30/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	169702.79	8.74	1336.18	0	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100.03	50.01	33.34	25.01	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	07/27/2017	Yes	07/27/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010278	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 09/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	174998.72	7.74	1256.09	0	10/01/2017	09/01/2017	09/28/2017	08/31/2017		133.33	66.67	44.44	33.33	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/24/2017	07/29/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	Yes	No	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010289	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017. Welcome call. Borrower had no questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	90841.45	8.74	715.25	2785.46	09/01/2017	08/01/2017	08/04/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	07/11/2017	Yes	05/24/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010299	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2017. Borrower returned servicer call and the welcome package was sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	90833.09	8.49	699.07	1797.11	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	10/03/2017	Yes	05/22/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A			0													No																				No			No
1709010315	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2017. The last contact was made on 6/2/2017, in which the borrower requested assistance with online access.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	170032.6	7.74	1221.2	0	09/01/2017	08/01/2017	08/07/2017	08/31/2017		106.18	53.09	35.39	26.55	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/25/2017	Yes	06/02/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010332	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	339085.95	8.49	2609.66	0	09/01/2017	08/01/2017	08/08/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	06/29/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010333	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2017. Borrower stated they did not receive their monthly statment. Associate advised borrower to setup profile online and would be able to ACH and statements. Servicer received a return call from borrower on 05/25/2017 in regards to their statement. Associate advised there would be no late fees for 60 days and emailed the welcome package.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	748398.49	7.74	5367.91	6804.62	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	07/06/2017	Yes	06/06/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A			0													No																				No			No
1709010875	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/06/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputing missing payment. Borrower advised payment was sent to prior Servicer. After research, it was determined that the Borrower did make the payment to the other Servicer and the amount was applied to escrow incorrectly. Account history was updated and account listed as current once funds were posted from escrow.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2017. Borrower called to check status of missing payment that was sent to prior Servicer. Borrower stated they will be sending documents in again to show proof of payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
ADDITIONAL INFORMATION: Disaster area inspection ordered.
			30-day delinquency not valid. Borrower was not delinquent. Funds were incorrectly applied to Escrow in stead of the payment which is why payment showed behind 1 month.	Yes	0	97508.07	8.12	838.86	2764.76	09/01/2017	08/01/2017	08/07/2017	08/31/2017		100	100	100	91.67	0	0	0	0	00000000000N	No	No	N/A	N/A		No	No	Yes	04/14/2017	10/03/2017	Yes	07/06/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010876	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2017. Servicer spoke with borrowers' insurance carrier and associate advised to fax over the declaration page. Borrower called on 06/06/2017 stating they have HOA and is not delinquent or foreclosed. Servicer received call from borrower on 05/26/2017 and was advised payments are being updated and the loan should be current by end of business today as borrower advised servicer on 05/10/2017 they had the April and May payment drafted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 07/11/2017 shows request submitted regarding missing payments. Investigation was completed and no error was found in the application of the payment. Funds were received from prior servicer in the amount of $1,305.16 and has been applied to the loan. Legal welcome letter was sent on 04/28/2017. Reviewed keywords - no results found.	Yes	0	126294.32	6.15	942.64	3832.25	09/01/2017	08/01/2017	08/14/2017	08/31/2017		100	100	100	100	0	0	0	0	000000000000	No	No	N/A	N/A		No	No	Yes	04/07/2017	10/03/2017	Yes	07/27/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010877	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2017. Borrower called and informed they received a cancellation of their insurance company. Borrower was advised that the policy was not forwarded to the servicer. Borrower said policy was dropped due to servicer did not pay premium. Borrower also indicated pays own flood insurance, this is not escrowed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	162399.7	8.27	1419.93	1581.42	09/01/2017	08/01/2017	08/07/2017	08/31/2017		99.98	99.99	99.99	100	0	0	0	0	000000000000	No	No	N/A	N/A		No	No	Yes	04/01/2017	09/25/2017	Yes	06/27/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No									n									No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010005	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017. Borrower promise to pay 02/27/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	122610.15	7.74	894.65	0	09/01/2017	08/01/2017	08/31/2017	08/31/2017		100	100	100	100	1	0	0	0	000000000001	Yes	No	N/A	N/A		No	No	Yes	09/12/2016	10/04/2017	Yes	02/27/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010008	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	97889.56	8.99	803.9	0	09/01/2017	08/01/2017	08/08/2017	08/31/2017		100	100	100	91.67	0	0	0	0	000000000000	No	No	N/A	N/A		No	No	Yes	09/23/2016	09/12/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010014	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017. The borrower was advised of the error made with the last payment. The borrower was requested to make a payment of $1152.32 made to complete the March payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	323589.28	8.49	2496.67	0	09/01/2017	08/01/2017	08/09/2017	08/31/2017		100	116.67	77.78	58.33	2	0	0	0	0000011NNNNN	Yes	No	N/A	N/A		No	No	Yes	01/20/2017	09/06/2017	Yes	03/15/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No									The borrower reinstated the loan xxxx.									No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010025	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2017. The borrower called in requesting a password reset for online account. The borrower was provided the information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	327011.87	9.49	2751.41	0	09/01/2017	08/01/2017	08/11/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	09/28/2017	Yes	07/19/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010039	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/17/2017. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. ACH was not set up as requested which caused late payments on account. Noted ACH was set up on 04/18/2017 and half of the late fees were waived in the amount of $79.62.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2017. Borrower gave verbal authorization to speak with their loan officer until 06/17/2017 and spouse till 07/17/2017. Spouse stated they have a payment dispute as the ACH was not set up correctly and completed a speed pay for 04/19/2017. Associate advised authorizations are valid for 90 days and they would need to send written authorization for spouse.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted 04/17/2017 ACH draft was setup to begin on 05/10/2017. Request to waive all late fees was cited on 04/18/2017 as payments were late due to servicing issue.	Yes	0	220035.27	7.74	1592.48	2180.76	09/01/2017	08/01/2017	08/10/2017	08/31/2017		112.56	130.49	86.99	65.24	2	0	0	0	0000011NNNNN	Yes	No	N/A	N/A		No	No	Yes	01/20/2017	09/05/2017	Yes	04/17/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						Yes	UTD		No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010051	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	561569.37	8.99	4521.96	0	09/01/2017	08/01/2017	08/08/2017	08/31/2017		66.67	33.33	22.22	16.67	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	09/06/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010070	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2017. Borrower and third party called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	213845.63	8.99	1721.96	5640.68	09/01/2017	08/01/2017	08/11/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	10/03/2017	Yes	08/11/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010076	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 09/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	124393.87	8.99	1001.66	0	09/01/2017	08/01/2017	09/27/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	09/30/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010087	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017. Borrower called in to set up ACH payments, helped borrower with information to do this, took payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	241079.24	8.74	1898.16	0	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100.04	50.02	33.35	25.01	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	02/12/2017	06/01/2017	Yes	06/01/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010088	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2017. Borrower gave authorization to spouse to speak on the loan. Servicer advised reason payment was reversed from the loan was due to spouse not having authorization. Comment dated 05/12/2017 shows borrower wanted to update the mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	782408.09	7.99	5747.25	6709.09	09/01/2017	08/01/2017	08/11/2017	08/31/2017	One insufficient transaction occurred.	100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	08/11/2017	Yes	08/11/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010103	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	436426.32	8.49	3360.9	5884.57	10/01/2017	09/01/2017	08/31/2017	08/31/2017		133.33	66.67	44.44	33.33	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	08/01/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010121	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2017. Authorized third party; accountant updated the mailing address. Servicer contacted borrower on 05/11/2017; however borrower was too busy to continue the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	608168.5	7.49	4261.03	12811.38	10/01/2017	09/01/2017	08/29/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	07/04/2017	Yes	05/23/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010139	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	365243.8	7.99	2694.02	2201.77	09/01/2017	08/01/2017	08/07/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	10/03/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010149	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 07/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	249541.5	8.49	1920.51	1519.99	09/01/2017	08/01/2017	07/27/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	10/03/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010164	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2017. The borrower contacted the servicer on 09/12/2017 to inquire about the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	299358.56	7.74	2147.16	3006.92	09/01/2017	08/01/2017	08/11/2017	08/31/2017		66.67	33.34	22.22	16.67	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	09/28/2017	Yes	09/12/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010167	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017. Borrower advised servicer they received cancellation notice from their insurance carrier and faxed the cancellation notice to insurance department. Noted 08/01/2017 overnight payment was sent to insurance company to have policy reinstated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	120790.01	9.24	994.56	1316.43	09/01/2017	08/01/2017	08/08/2017	08/31/2017		100.66	50.33	33.55	25.17	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	08/08/2017	Yes	07/25/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010172	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	169638.32	8.49	1305.56	2984.96	09/01/2017	08/01/2017	08/11/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	07/31/2017	No		No	Employed-Origination Employer			Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010178	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2017. The borrower informed the servicer on 07/10/2017 that payments will be drafted on the 10th of each month via the Automated Clearing House.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	115308.91	8.99	928.51	4417.35	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	10/03/2017	Yes	07/10/2017	No	UTD			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010182	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2017. Borrower promised to pay $16,641.48 by 08/01/2017 and was aware account was behind.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	1047973.38	8.24	7880.92	2280.97	09/01/2017	08/01/2017	08/18/2017	08/31/2017	xxxx - New loan.	100	50	33.33	25	1	0	0	0	001NNNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	05/19/2017	09/06/2017	Yes	07/26/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	15							Corporate Advances										No																				No			No
1709010200	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2017. The borrower completed the welcome call and was transferred to the commercial insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	233395.73	8.24	1756.32	0	10/01/2017	09/01/2017	08/28/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	10/04/2017	Yes	05/22/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010212	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017. The borrower called to have the mortgagee clause faxed to the number provided. There was no claim information provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	531053.56	7.99	3903.58	13146.18	10/01/2017	09/01/2017	08/29/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	10/03/2017	Yes	08/16/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010218	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2017. The borrower returned call hasn't received welcome package emailed the borrower welcome package.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	87313.15	7.74	626.26	0	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	09/06/2017	Yes	05/19/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010244	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017. The borrower had questions on the amount of taxes paid and the date. The borrower was given disbursement information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	94343.64	8.99	759.69	1093.31	09/01/2017	08/01/2017	08/11/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	09/23/2017	Yes	08/01/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010260	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2017. Borrower updated their mailing address and confirm loan terms. Servicer received call from borrower on 07/07/2017 inquiring if they are paying the property taxes and sewer. Welcome call was completed on 05/22/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	87702.73	8.74	858.3	2197.58	09/01/2017	08/01/2017	08/02/2017	08/31/2017		66.67	33.33	22.22	16.67	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	10/04/2017	Yes	07/14/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A			0													No																				No			No
1709010275	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2017. The borrower's third party called to check on verification of mortgage. The party was advised that it can take 5-7 business days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	88310.39	7.74	633.41	0	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	10/03/2017	Yes	08/25/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010292	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2017. The servicer informed the borrower on 06/05/2017 that the prior servicer should have paid the insurance as the policy is up to date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	80835.54	7.99	593.78	845.54	09/01/2017	08/01/2017	08/03/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/26/2017	Yes	06/05/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010318	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2017. Borrower called and wanted to know the grace period for the loan and wanted to know if pay by phone is free. Representative advised online is free.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	217101.08	8.49	1670.85	1217.41	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/06/2017	Yes	06/02/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010878	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2017. Servicer spoke with borrowers' insurance carrier. Borrower called on 06/15/2017 stating they have not received a billing statement as they needed the loan number and borrowers' financials were assessed to explore options. Associate verified borrowers' email address and sent the billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	272828.39	6.44	2077.73	5796.92	09/01/2017	08/01/2017	08/15/2017	08/31/2017		100	100	100	100	0	0	0	0	000000000000	No	No	N/A	N/A		No	No	Yes	04/07/2017	09/25/2017	Yes	08/23/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A			0													No																				No			No
1709010879	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/26/2017. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Payment dispute as Borrower advised they made payment to prior Servicer. Upon initial review, it was determined no mistakes were made, but after further review, account was updated after payments posted in July and account brought current. Funds were pulled from Escrow to bring account current.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017. Co-Borrower called in to discuss insurance and issue uploading document.s Representative assisted Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	119889.21	6.6	928.07	4469.39	09/01/2017	08/01/2017	08/14/2017	08/31/2017		100	100	100	100	0	0	0	0	000000000000	No	No	N/A	N/A		No	No	Yes	04/07/2017	10/03/2017	Yes	07/11/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						Yes	No	N/A	No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010002	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017. The borrower called in to get information regarding a refinance. The borrower was given the phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area affected by Hurricane Irma; however, the updated comments do not reflect any property damage or borrower contact since the area was declared a FEMA disaster area.	Yes	0	237206.43	11.5	2511.34	0	09/01/2017	08/01/2017	08/03/2017	08/31/2017		100	100	100	91.67	0	0	0	0	000000000000	No	No	N/A	N/A		No	No	Yes	09/20/2016	10/03/2017	Yes	08/03/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	536.43	N/A						Corporate Advances										No																				No			No
1709010003	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017. The authorized third party contacted the servicer on 04/03/2017 to inquire about receiving letters regarding lender placed insurance, when the property is already insured. The servicer advised that the situation is being investigated and will be rectified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	281336.82	9.25	2380.57	6359.99	09/01/2017	08/01/2017	08/07/2017	08/31/2017		133.35	100.02	100.03	100.08	2	0	0	0	000100001000	Yes	No	N/A	N/A		No	No	Yes	08/08/2016	10/02/2017	Yes	04/03/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010016	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/24/2017. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower initiated a credit dispute against the Servicer; the Servicer responded and the issue was resolved on 04/24/2017.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2017. The authorized third party contacted the servicer on 08/14/2017 to authorize a payment in the amount of $2,048.87.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	99627.71	9.24	821.95	10691.53	09/01/2017	08/01/2017	08/14/2017	08/31/2017		100	116.67	77.78	58.33	1	0	0	0	0000001NNNNN	Yes	No	N/A	N/A		No	No	Yes	01/12/2017	08/24/2017	Yes	08/14/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						Yes	N/A	N/A	No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010030	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	499128.9	8.74	3929.93	0	09/01/2017	08/01/2017	10/02/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	10/03/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010032	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2017. The borrower contacted the servicer on 05/16/2017 to inquire as to where to send the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	101340.58	9.24	834.28	2360.15	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	07/11/2017	Yes	05/16/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010042	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2017. The last contact was made on 8/12/2017, in which the borrower confirmed a payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	454207.29	8.74	3576.24	6082.37	09/01/2017	08/01/2017	08/14/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/12/2017	Yes	08/12/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010047	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2017. The borrower contacted the servicer on 06/14/2017 to inquire about the total amount due, and advised the payment will be made online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	1496796.97	7.74	10735.82	12401.51	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	07/12/2017	Yes	06/14/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010054	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017. The borrower called in to inquire why they were charged a late fee. The servicer advised the payment was received on 07/12/2017 and advised the borrower they will have the late fee waived but it is the last time a late fee can be waived for the remainder of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	898349.35	8.49	6913.84	4727.81	09/01/2017	08/01/2017	08/08/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	09/06/2017	Yes	08/02/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010073	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2017. The borrower called with a third party on line stating that he needs to make changes to the automatic payments. The borrower was directed to the website to make changes to the payment since he is registered.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	349390.24	8.74	2750.95	0	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	10/04/2017	Yes	07/28/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010114	1	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/23/2017. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower called with credit dispute. Borrower stated servicer not reporting payment received to the credit bureau and asked for records to be updated to reflect payments on time. Servicer advised they were not reporting to the credit bureaus since this is a commercial loan.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2017. Borrower call in regards to credit bureau reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	250500.58	8.24	1883.8	2343.2	09/01/2017	08/01/2017	08/07/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	09/13/2017	Yes	08/23/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						Yes	No	No	No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010129	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 07/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2017. Welcome call borrower only had one question about the pre payment penalty on the loan advised borrower to look at the note and the information would be there borrower had no further questions thanked me for calling.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	800589.33	8.74	6307.54	0	09/01/2017	08/01/2017	07/31/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	10/03/2017	Yes	05/02/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010157	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2017. The borrower called and stated that he already has an automatic payment set up for the 25th of each month. The borrower gave authorization to call cell phone and there were no further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	104754.41	8.74	825.29	2582.03	10/01/2017	09/01/2017	08/21/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	10/03/2017	Yes	05/09/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010159	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2017. Borrower gave servicer authorization to speak with third party in regards to insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	349961.53	7.99	2584.06	5799.09	09/01/2017	08/01/2017	08/07/2017	08/31/2017		81.9	40.95	27.3	20.48	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	10/03/2017	Yes	06/20/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010245	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017. Called the borrower spoke to third party advised borrower wasn't in and to call tomorrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	183446	8.99	1477.17	5026.4	09/01/2017	08/01/2017	08/11/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/11/2017	Yes	05/24/2017	No	Employed-Origination Employer			Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010011	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2017. The borrower advised that has been in the hospital, unspecified fraud activity occurred on their accounts and payment was not made on time. Borrower made payment for April and May.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	198480.87	9.49	1676.05	0	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	116.67	111.11	83.33	3	0	0	0	0100001001NN	Yes	No	N/A	N/A		No	No	Yes	10/27/2016	09/21/2017	Yes	05/08/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010015	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017. The borrower stated that they will attempt to make a payment by the 03/05/2017. They are awaiting rent money from the property tenants.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	216423.32	9.24	1787.74	0	09/01/2017	08/01/2017	08/14/2017	08/31/2017		100	116.67	100	75	2	1	0	0	000002101NNN	Yes	No	N/A	N/A		No	No	Yes	11/07/2016	08/15/2017	Yes	02/27/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010017	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2017. The borrower's third party (Insurance agent) called in to discuss the insurance on the account and verify the payment made to the homeowner's insurance company. The party was transferred to the insurance department and he was advised that a payment was sent for $12856.79.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	209133.77	8.74	1650.57	2611.78	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100	116.67	77.78	58.33	1	0	0	0	0000001NNNNN	Yes	No	N/A	N/A		No	No	Yes	12/30/2016	07/06/2017	Yes	06/29/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010021	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2017. Borrower inquiry into default interest amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	175403.75	7.99	1292.03	0	09/01/2017	08/01/2017	08/07/2017	08/31/2017		100	116.67	77.78	58.33	1	0	0	0	0000001NNNNN	Yes	No	N/A	N/A		No	No	Yes	01/20/2017	08/09/2017	Yes	06/19/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010027	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2017. The borrower received details to the loan being transferred in May 2017. The borrower advised that he was at the airport and suggested to call his wife in order to pay the account current. The borrower advised that he was set up on automatic payments and was unaware of transfer. The borrower advised that he would let wife know that call will be placed so that she can set up automatic payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	209760.18	10.74	1958.73	5711.2	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100	50	33.33	25	1	0	0	0	001NNNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	05/19/2017	10/03/2017	Yes	07/07/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010036	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2017. Borrower called regarding insurance and was transferred to the insurance department. Borrower inquired why hazard insurance policy has not been paid. Borrower indicated has already sent information proving that insurance is escrowed. Was informed it is not. Further research indicate that the account is indeed escrowed, insurance policy will be paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	343258.66	7.74	2469.24	4323.02	09/01/2017	08/01/2017	08/08/2017	08/31/2017		100	100.02	77.79	58.34	1	0	0	0	0000010NNNNN	Yes	No	N/A	N/A		No	No	Yes	01/12/2017	09/20/2017	Yes	07/05/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010037	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	1696183.74	7.49	11875.01	6041.04	09/01/2017	08/01/2017	08/09/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	09/06/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010040	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2017. The welcome call was completed on 06/13/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	791697.03	6.99	5283.82	21091.32	10/01/2017	09/01/2017	08/28/2017	08/31/2017		100	83.33	55.56	41.67	0	0	0	0	0000NNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	09/20/2017	Yes	06/13/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010041	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2017. Servicer completed welcome call and verified all borrower information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	363105.44	8.49	2796.27	0	09/01/2017	08/01/2017	08/10/2017	08/31/2017		103.04	51.52	34.35	25.76	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	09/11/2017	Yes	05/09/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010055	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2017. Servicer completed welcome call and provided unpaid principal balance and monthly payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	397589.03	8.99	3215.61	0	09/01/2017	08/01/2017	08/16/2017	08/31/2017		117.39	58.7	39.13	29.35	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	09/11/2017	Yes	05/22/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010056	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	132209.86	9.99	1166.19	0	09/01/2017	08/01/2017	10/02/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/24/2017	06/01/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010061	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017. The borrower contacted the servicer on 07/11/2017 to inquire about the property taxes and insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	333827.95	8.24	2533.15	3781.5	09/01/2017	08/01/2017	08/07/2017	08/31/2017		139.48	69.74	46.49	34.87	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	10/03/2017	Yes	07/11/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010074	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2017. The borrower called in advised receiving the welcome email and had no further questions at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	168785.1	10.24	1513.16	4528.21	09/01/2017	08/01/2017	08/07/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/04/2017	10/03/2017	Yes	05/17/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010083	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/22/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	348895.78	7.24	2385.24	6511.34	10/01/2017	09/01/2017	08/22/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	09/22/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010084	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	446994.33	7.49	3129.41	12328.08	09/01/2017	08/01/2017	08/01/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	10/03/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010090	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 09/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2017. Borrower provided the unpaid principal balance and payoff amounts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	160677.27	9.74	1382.06	0	10/01/2017	09/01/2017	09/19/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	07/24/2017	Yes	05/02/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010100	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2017. The borrower returned a missed call and requested an automatic debit form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	620337.85	7.99	4556.75	14456.49	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	No	05/19/2017	10/03/2017	Yes	05/30/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010102	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017. Borrower scheduled a speed payment with the effective date of 06/14/2017 and gave cell phone authorization. Welcome call was completed on 05/24/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	413115.95	7.74	2963.09	8454.03	09/01/2017	08/01/2017	08/09/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/11/2017	Yes	06/07/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010105	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2017. The borrower called in to update the mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	295703	8.49	2275.81	0	09/01/2017	08/01/2017	08/07/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	07/18/2017	Yes	07/18/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010118	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2017. called the borrower welcome call borrower advised has no email address can't email welcome package borrower had no questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	499034.94	8.24	3752.82	4918.08	09/01/2017	08/01/2017	08/04/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	08/05/2017	Yes	05/16/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010125	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 09/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017. Borrower called to make the July payment and requested to have billing statement mailed out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	274582.58	8.24	2064.05	0	09/01/2017	08/01/2017	09/21/2017	08/31/2017		98.18	49.09	32.73	24.55	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/21/2017	Yes	07/11/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010137	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017. Borrower called to confirm payment was received. Servicer received call from borrower about the new boarding and servicer completed the welcome call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	279459.57	8.24	2101.58	4315.53	09/01/2017	08/01/2017	08/01/2017	08/31/2017		66.67	33.33	22.22	16.67	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	08/30/2017	Yes	08/01/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010140	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2017. The last contact was made on 7/26/2017, in which the borrower scheduled payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	147243.02	8.74	1159.33	1503.92	09/01/2017	08/01/2017	08/14/2017	08/31/2017		100	50	33.33	25	1	0	0	0	001NNNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	05/12/2017	10/03/2017	Yes	07/26/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	15	Yes						Corporate Advances										No																				No			No
1709010179	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2017. The borrower inquired on the escrow adjustment and was transferred to the correct department for further assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	748316.38	7.49	5238.97	9584.08	09/01/2017	08/01/2017	08/11/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	09/08/2017	Yes	06/29/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010184	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	123534.39	8.74	972.66	1564.52	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	08/23/2017	No		No	Employed-Origination Employer			Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010195	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	377063.18	6.99	2512.31	7309.28	09/01/2017	08/01/2017	08/14/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	08/11/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010198	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2017. The borrower called to make a payment. The borrower advised that he was trying to make a payment through xxxx but was having an issue. The borrower advised that he would call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	391281.06	8.49	3011.36	0	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	04/27/2017	09/08/2017	Yes	08/10/2017	No	Employed-Origination Employer			Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010208	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 08/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017. Borrower called to make a payment however Representative could not take a payment because the computer network was down. Representative suggested Borrower go online to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	184959.07	9.24	1522.66	1154.17	09/01/2017	08/01/2017	08/10/2017	08/31/2017		100	50	33.33	25	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/12/2017	07/18/2017	Yes	06/01/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No	N/A	0							N/A										No																				No			No
1709010268	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 07/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	494137.61	8.74	3890.63	5068.37	09/01/2017	08/01/2017	07/28/2017	08/31/2017		66.67	33.33	22.22	16.67	0	0	0	0	000NNNNNNNNN	No	No	N/A	N/A		No	No	Yes	05/19/2017	07/28/2017	No		No	Employed-Origination Employer			Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
1709010873	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2017. The last payment was received on 09/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017. Borrower indicated he was not calling servicer, servicer called him. Borrower felt the servicer was calling to solicit for a refinance. Agent apologized to borrower for confusion and offered a phone number to call if interested in refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	Yes	0	198227.82	8.95	1790.95	0	09/01/2017	08/01/2017	09/11/2017	08/31/2017		100	100	100	91.67	1	0	0	0	000000000010	Yes	No	N/A	N/A		No	No	Yes	04/01/2015	09/12/2017	Yes	02/22/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				No						No			No	No			No																		No									No								No								N/A	N/A				No														No		698	N/A																No																				No			No
1709010004	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 09/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017. Discussed payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	506938.16	7.49	3632.36	0	10/01/2017	09/01/2017	09/11/2017	09/30/2017		100	117.41	111.6	117.04	6	0	0	0	000000111111	Yes	No	N/A	N/A		No	No	Yes	08/12/2016	10/07/2017	Yes	10/03/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010007	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 08/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	122746.81	7.99	923.67	0	10/01/2017	09/01/2017	08/17/2017	09/30/2017		100	116.67	111.11	100	8	0	0	0	000011111111	Yes	No	N/A	N/A		No	No	Yes	09/01/2016	09/06/2017	No		No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	15	N/A						Corporate Advances										No																				No			No
1709010185	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 09/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017. Discussed taxes and made payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	149700.72	9.49	1260.19	0	10/01/2017	09/01/2017	09/08/2017	09/30/2017		100	66.67	44.44	33.33	1	0	0	0	0100NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	04/27/2017	10/12/2017	Yes	10/12/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No
1709010297	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017. The last payment was received on 09/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2017. Payment made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	Yes	0	658216.02	9.99	5781.83	0	10/01/2017	09/01/2017	09/08/2017	09/30/2017		100	66.67	44.44	33.33	1	0	0	0	0100NNNNNNNN	Yes	No	N/A	N/A		No	No	Yes	05/12/2017	09/05/2017	Yes	06/23/2017	No	Employed-Origination Employer			Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				No	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A																No																				No			No